Related-party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
The balances of significant transactions are set out in the following table:

The balances of significant transactions are set out in the following table:

		06.30.2021		12.31.2020

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrobras Distribuidora (BR)	277	64	196	39
Natural Gas Transportation Companies	−	−	74	191
State-controlled gas distributors (joint ventures)	283	46	225	68
Petrochemical companies (associates)	11	6	17	9
Other associates and joint ventures	111	15	152	120
Subtotal	682	131	664	427
Brazilian government – Parent and its controlled entities
Government bonds	1,485	-	1,632	-
Banks controlled by the Brazilian Government	8,604	2,280	7,676	3,707
Receivables from the Electricity sector	229	−	205	−
Petroleum and alcohol account - receivables from the Brazilian Government	525	-	482	-
Brazilian Federal Government - dividends	2	−	2	−
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	-	28	−	−
Others	16	51	38	47
Subtotal	10,861	2,359	10,035	3,754
Pension plans	93	31	52	65
Total	11,636	2,521	10,751	4,246
Current	2,699	415	2,663	1,225
Non-Current	8,937	2,106	8,088	3,021
Total	11,636	2,521	10,751	4,246

The income/expenses of significant transactions are set out in the following table:

	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
Petrobras Distribuidora (BR)	7,608	5,109	4,298	1,928
Natural Gas Transportation Companies	(304)	(972)	(59)	(451)
State-controlled gas distributors (joint ventures)	1,034	938	585	378
Petrochemical companies (associates)	1,590	1,424	822	445
Other associates and joint ventures	119	9	77	(84)
Subtotal	10,047	6,508	5,723	2,216
Brazilian government – Parent and its controlled entities
Government bonds	20	23	13	10
Banks controlled by the Brazilian Government	(93)	(315)	(30)	(223)
Receivables from the Electricity sector	112	23	97	10
Petroleum and alcohol account - receivables from the Brazilian Government	22	3	11	1
Brazilian Federal Government - dividends	(4)	(3)	(4)	(1)
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(67)	(45)	(36)	(5)
Others	(33)	(10)	(43)	(10)
Subtotal	(43)	(324)	8	(218)
Total	10,004	6,184	5,731	1,998
Revenues, mainly sales revenues	10,604	7,863	5,870	2,888
Purchases and services	(486)	(1,397)	(106)	(682)
Income (expenses)	(147)	−	(104)	−
Foreign exchange and inflation indexation charges, net	(45)	(252)	(5)	(193)
Finance income (expenses), net	78	(30)	76	(15)
Total	10,004	6,184	5,731	1,998

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

			Jan-Jun/2021			Jan-Jun/2020
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.3	−	1.3	1.3	−	1.3
Social security and other employee-related taxes	0.3	−	0.3	0.4	−	0.4
Post-employment benefits (pension plan)	0.1	−	0.1	−	−	−
Benefits due to termination of tenure	0.2	-	0.2	−	-	−
Total compensation recognized in the statement of income	1.9	−	1.9	1.7	−	1.7
Total compensation paid (*)	3.9	−	3.9	1.7	−	1.7
Average number of members in the period (**)	9.00	10.33	19.33	9.00	9.17	18.17
Average number of paid members in the period (***)	9.00	5.00	14.00	9.00	4.00	13.00
(*)	The variable compensation (PPP) paid to management is included in the Executive Officers columns.
(**)	Monthly average number of members.
(***)	Monthly average number of paid members.